Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) segment	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Functional currency and foreign currency translation
Foreign currency translation adjustment	¥ 11,514	$ 1,622	¥ 717,274	¥ (230,345)
Exchange rate (RMB per USD 1.00)	7.0999				7.0999
Short-term investment
Short-term investments	¥ 16,810,107		19,171,017		$ 2,367,654
Restricted as collateral for bank borrowings and letter of guarantee	11,520,514		12,259,459
Carrying value of the investment	120,000		1,648,861
Fair value changes were recorded in other comprehensive income	¥ 0		¥ 746,336
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Asset, Gain (Loss), Statement of Other Comprehensive Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive Income (Loss), Net of Tax	Other Comprehensive Income (Loss), Net of Tax	Other Comprehensive Income (Loss), Net of Tax
Current expected credit losses
Expected credit loss expense	¥ 26,315		¥ 48,707	54,332
Expected credit loss provision - current	60,384		50,415
Expected credit loss provision - non-current	53,357		89,641
Long-term investments
Impairment recognized, long term investments	0		0	0
Impairment recognized, long-lived assets	0		35,011	0
Sales and marketing expenses
Advertising costs	1,242,941		815,619	529,057
Employee benefits
Employee benefit expenses	2,349,966		1,578,273	761,417
Dividends
Dividends	¥ 0		0	¥ 0
Segment reporting
Number of segments | segment	1	1
Derivatives and Hedging
Changes in fair value of the derivatives	¥ 668,051
Fair Value, Inputs, Level 2
Short-term investment
Short-term investments	8,473,612		¥ 12,781,060
Fair Value, Inputs, Level 3
Short-term investment
Carrying value of the investment	¥ 1,648,861